united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Ultimus Fund Solutions, LLC.

4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

Donoghue Forlines Dividend VIT Fund
Class 1 shares
Class 2 shares

Donoghue Forlines Momentum VIT Fund
Class 1 shares
Class 2 shares

Semi-Annual Report
June 30, 2023

1-877-779-7462

Distributed by Northern Lights Distributors, LLC
Member FINRA

Donoghue Forlines Dividend VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the six months ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year
Donoghue Forlines Dividend VIT Fund - Class 1	(3.62)%	(3.02)%	(0.16)%	1.73%
FCF Risk Managed Sector Neutral Dividend Index (a)	(6.43)%	(2.07)%	4.29%	7.41%
Russell 1000 Value Total Return Index (b)	5.12%	11.54%	8.11%	9.22%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2023 is 2.02% and 2.52% for Class 1 and Class 2 shares, respectively. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2024, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) , will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of June 30, 2023 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	The FCF Risk Managed Sector Neutral Dividend Index (the “Dividend Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Russell 1000 Value Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, payment of cash dividends for the previous four consecutive quarters, and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Value Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

(b)	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2023
Holdings By Investment Types	% of Net Assets
Common Stock	51.7%
Exchange-Traded Funds	47.2%
Collateral for Securities Loaned	32.9%
Money Market Fund	2.1%
Liabilities in Excess of Other Assets	(33.9)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Momentum VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the six months ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year
Donoghue Forlines Momentum VIT Fund - Class 1	10.67%	4.41%	3.23%	6.50%
FCF Risk Managed Sector Neutral Momentum Index (a)	24.17%	5.72%	7.25%	1.85%
Russell 1000 Total Return Index (b)	16.68%	19.36%	11.92%	12.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2023, is 1.66% and 1.91% for Class 1 and Class 2 shares, respectively. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund at least until October 31, 2024, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)), will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of June 30, 2023 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	The FCF Risk Managed Sector Neutral Momentum Index (the “Momentum Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and momentum rank (measured by total return over standard deviation of weekly total return) from the constituents of the Russell 1000 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

(b)	The Russell 1000 Total Return Index consists of the 1000 largest companies within the Russell 3000 Index. Also known as Market Oriented Index, because it represents the group of stocks from which most active money managers choose. The returns for the index are total returns, which include reinvestment of dividends. Frank Russell Company reports its indexes as one-month total returns. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2023
Holdings By Investment Type	% of Net Assets
Common Stock	98.7%
Collateral for Securities Loaned	25.2%
Money Market Fund	1.4%
Liabilities in Excess of Other Assets	(25.3)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 51.7%
	ASSET MANAGEMENT - 1.1%
284	Ameriprise Financial, Inc.	$94,333

	BANKING - 2.1%
8,254	New York Community Bancorp, Inc.(a)	92,775
1,484	Popular, Inc.	89,812
		182,587
	BEVERAGES - 2.0%
1,422	Coca-Cola Company (The)	85,633
465	PepsiCo, Inc.	86,127
		171,760
	BIOTECH & PHARMA - 5.9%
1,317	Bristol-Myers Squibb Company(a)	84,222
1,103	Gilead Sciences, Inc.	85,008
547	Johnson & Johnson	90,539
768	Merck & Company, Inc.	88,620
2,232	Pfizer, Inc.	81,870
2,592	Royalty Pharma PLC, Class A	79,678
		509,937
	CHEMICALS - 1.1%
992	LyondellBasell Industries N.V., Class A	91,095

	DIVERSIFIED INDUSTRIALS - 1.1%
388	Illinois Tool Works, Inc.	97,062

	E-COMMERCE DISCRETIONARY - 1.0%
1,995	eBay, Inc.(a)	89,157

	ELECTRIC UTILITIES - 1.0%
2,363	Hawaiian Electric Industries, Inc.	85,541

	GAS & WATER UTILITIES - 1.0%
736	Atmos Energy Corporation	85,626

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 51.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.1%
343	Cigna Group (The)	$96,246
174	UnitedHealth Group, Inc.	83,631
		179,877
	HOME & OFFICE PRODUCTS - 2.1%
2,784	Leggett & Platt, Inc.	82,462
656	Whirlpool Corporation	97,606
		180,068
	INDUSTRIAL SUPPORT SERVICES - 1.0%
944	MSC Industrial Direct Company, Inc., Class A	89,944

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
786	Evercore, Inc., Class A(a)	97,142

	INSURANCE - 1.1%
1,296	Principal Financial Group, Inc.(a)	98,289

	LEISURE FACILITIES & SERVICES - 1.0%
535	Darden Restaurants, Inc.	89,388

	MACHINERY - 1.2%
409	Caterpillar, Inc.	100,634

	METALS & MINING - 1.1%
1,271	Southern Copper Corporation	91,182

	OIL & GAS PRODUCERS - 4.3%
3,649	Coterra Energy, Inc.	92,320
791	EOG Resources, Inc.	90,522
1,497	ONEOK, Inc.	92,395
793	Valero Energy Corporation(a)	93,018
		368,255
	PUBLISHING & BROADCASTING - 1.1%
562	Nexstar Media Group, Inc.	93,601

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 51.7% (Continued)
	RETAIL - DISCRETIONARY - 1.1%
1,162	Best Buy Company, Inc.(a)	$95,226

	RETAIL REIT - 1.1%
801	Simon Property Group, Inc.(a)	92,499

	SEMICONDUCTORS - 3.3%
1,127	Microchip Technology, Inc.	100,968
820	Skyworks Solutions, Inc.	90,766
488	Texas Instruments, Inc.	87,850
		279,584
	SOFTWARE - 1.0%
4,837	Gen Digital, Inc.	89,726

	SPECIALTY FINANCE - 4.3%
3,181	Ally Financial, Inc.	85,919
826	Discover Financial Services	96,518
2,241	OneMain Holdings, Inc.	97,909
2,741	Synchrony Financial	92,975
		373,321
	SPECIALTY REITS - 1.1%
944	Lamar Advertising Company, Class A(a)	93,692

	TECHNOLOGY HARDWARE - 1.0%
1,708	Cisco Systems, Inc.	88,372

	TECHNOLOGY SERVICES - 3.1%
1,358	Cognizant Technology Solutions Corporation, Class A	88,650
2,307	Genpact Ltd.	86,674
660	International Business Machines Corporation	88,315
		263,639
	TELECOMMUNICATIONS - 1.0%
2,381	Verizon Communications, Inc.	88,549

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 51.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.1%
508	United Parcel Service, Inc., Class B(a)	$91,059

	TRANSPORTATION EQUIPMENT - 1.2%
1,794	Allison Transmission Holdings, Inc.	101,290

	TOTAL COMMON STOCKS (Cost $4,433,194)	4,452,435

	EXCHANGE-TRADED FUNDS — 47.2%
	FIXED INCOME - 47.2%
12,873	iShares 1-3 Year Treasury Bond ETF	1,043,743
20,717	Schwab Short-Term U.S. Treasury ETF(a)	995,659
23,112	SPDR Portfolio Short Term Treasury ETF	665,394
23,461	Vanguard Short-Term Treasury ETF(a)	1,354,404
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,135,041)	4,059,200

	SHORT-TERM INVESTMENTS — 35.0%
	COLLATERAL FOR SECURITIES LOANED - 32.9%
2,826,659	Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (Cost $2,826,659)(b),(c)	2,826,659

	MONEY MARKET FUND - 2.1%
182,044	Fidelity Government Portfolio, Class I, 4.98% (Cost $182,044)(c)	182,044

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,008,703)	3,008,703

	TOTAL INVESTMENTS – 133.9% (Cost $11,576,938)	$11,520,338
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.9)%	(2,919,448)
	NET ASSETS - 100.0%	$8,600,890

ETF	- Exchange Traded Fund

LLC	- Limited Liability Company	PLC	- Public Limited Company

Ltd.	- Limited Company	REIT	- Real Estate Investment Trust

N.V.	- Naamioze Vennootschap	SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $2,763,850.

(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $2,826,659 at June 30, 2023.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7%
	APPAREL & TEXTILE PRODUCTS - 2.0%
2,175	Deckers Outdoor Corporation(a)(b)	$1,147,661

	ASSET MANAGEMENT - 2.0%
3,462	Ameriprise Financial, Inc.	1,149,938

	BANKING - 1.9%
829	First Citizens BancShares, Inc., Class A(b)	1,063,980

	BEVERAGES - 1.9%
5,667	PepsiCo, Inc.	1,049,642

	BIOTECH & PHARMA - 7.7%
2,406	Eli Lilly and Company	1,128,366
13,430	Gilead Sciences, Inc.	1,035,050
9,359	Merck & Company, Inc.	1,079,935
3,193	Vertex Pharmaceuticals, Inc.(a)	1,123,649
		4,367,000
	CONSTRUCTION MATERIALS - 2.1%
6,342	Eagle Materials, Inc.	1,182,276

	CONSUMER SERVICES - 1.8%
9,864	Grand Canyon Education, Inc.(a)	1,018,063

	ELECTRIC UTILITIES - 1.9%
60,998	PG&E Corporation(a)	1,054,045

	FOOD - 3.4%
12,278	General Mills, Inc.(b)	941,723
3,979	Hershey Company (The)	993,556
		1,935,279
	HEALTH CARE FACILITIES & SERVICES - 1.6%
2,059	Humana, Inc.	920,641

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HOME CONSTRUCTION - 2.1%
186	NVR, Inc.(a)(b)	$1,181,215

	INDUSTRIAL SUPPORT SERVICES - 2.2%
1,592	WW Grainger, Inc.	1,255,435

	INSURANCE - 3.8%
4,826	Erie Indemnity Company, Class A(b)	1,013,508
5,677	Primerica, Inc.	1,122,684
		2,136,192
	LEISURE FACILITIES & SERVICES - 3.7%
6,518	Darden Restaurants, Inc.	1,089,028
46,947	Wendy’s Company (The)(b)	1,021,097
		2,110,125
	MACHINERY - 2.1%
6,090	Lincoln Electric Holdings, Inc.(b)	1,209,657

	MEDICAL EQUIPMENT & DEVICES - 2.0%
2,223	IDEXX Laboratories, Inc.(a)(b)	1,116,457

	OIL & GAS PRODUCERS - 4.0%
10,113	Exxon Mobil Corporation	1,084,619
9,849	Marathon Petroleum Corporation	1,148,394
		2,233,013
	RETAIL - DISCRETIONARY - 4.2%
8,912	Builders FirstSource, Inc.(a)(b)	1,212,032
13,456	TJX Companies, Inc. (The)	1,140,934
		2,352,966
	SEMICONDUCTORS - 14.3%
7,752	Applied Materials, Inc.(b)	1,120,474
1,279	Broadcom, Inc.	1,109,443
1,676	Lam Research Corporation	1,077,433
12,708	Lattice Semiconductor Corporation(a)(b)	1,220,857
13,730	Microchip Technology, Inc.	1,230,070
2,731	NVIDIA Corporation	1,155,268

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SEMICONDUCTORS - 14.3% (Continued)
12,360	ON Semiconductor Corporation(a)	$1,169,009
		8,082,554
	SOFTWARE - 13.3%
21,183	Bentley Systems, Inc.(b)	1,148,754
4,475	Cadence Design Systems, Inc.(a)	1,049,477
1,995	HubSpot, Inc.(a)(b)	1,061,520
3,147	Microsoft Corporation	1,071,679
1,897	ServiceNow, Inc.(a)	1,066,057
2,271	Synopsys, Inc.(a)	988,816
4,874	Workday, Inc., Class A(a)(b)	1,100,988
		7,487,291
	SPECIALTY REITS - 1.9%
19,343	Iron Mountain, Inc.	1,099,069

	STEEL - 2.2%
11,244	Steel Dynamics, Inc.(b)	1,224,809

	TECHNOLOGY HARDWARE - 6.5%
20,803	Cisco Systems, Inc.	1,076,347
11,543	Jabil, Inc.	1,245,836
35,891	Pure Storage, Inc., Class A(a)	1,321,507
		3,643,690
	TECHNOLOGY SERVICES - 6.0%
10,274	Booz Allen Hamilton Holding Corporation	1,146,579
16,475	Shift4 Payments, Inc.(a)(b)	1,118,817
4,675	Visa, Inc., Class A(b)	1,110,219
		3,375,615
	TELECOMMUNICATIONS - 1.9%
7,529	T-Mobile US, Inc.(a)	1,045,778

	TRANSPORTATION EQUIPMENT - 2.2%
21,846	Allison Transmission Holdings, Inc.	1,233,425

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $51,026,623)	$55,675,816

	SHORT-TERM INVESTMENTS — 26.6%
	COLLATERAL FOR SECURITIES LOANED - 25.2%
14,199,135	Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (Cost $14,199,135)(c),(d)	14,199,135

	MONEY MARKET FUND - 1.4%
802,033	Fidelity Government Portfolio, Class I, 4.98% (Cost $802,033)(d)	802,033

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,001,168)	15,001,168

	TOTAL INVESTMENTS - 125.3% (Cost $66,027,791)	$70,676,984
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.3)%	(14,254,385)
	NET ASSETS - 100.0%	$56,422,599

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $14,046,143.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $14,199,135 at June 30, 2023.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
ASSETS
Investment securities:
At cost	$11,576,938	$66,027,791
At value (Securities on loan $2,763,850 and $14,046,143, respectively)	$11,520,338	$70,676,984
Dividends and interest receivable	5,342	43,617
Prepaid expenses and other assets	6,048	13,970
TOTAL ASSETS	11,531,728	70,734,571

LIABILITIES
Securities lending collateral (Note 5)	2,826,659	14,199,135
Payable for Fund shares repurchased	64,340	298
Investment advisory fees payable	2,105	44,828
Distribution (12b-1) fees payable	1,760	11,207
Payable to related parties	500	2,766
Accrued expenses and other liabilities	35,474	53,738
TOTAL LIABILITIES	2,930,838	14,311,972
NET ASSETS	$8,600,890	$56,422,599

COMPOSITION OF NET ASSETS:
Paid-in capital	$14,446,080	$62,042,545
Accumulated losses	(5,845,190)	(5,619,946)
NET ASSETS	$8,600,890	$56,422,599

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$8,600,890	$56,422,599
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	608,653	2,494,254
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$14.13	$22.62

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2023

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $225, and $0, respectively)	$157,914	$326,636
Interest	3,394	20,282
Securities Lending Income	2,054	7,466
TOTAL INVESTMENT INCOME	163,362	354,384

EXPENSES
Investment advisory fees	44,178	269,151
Distribution (12b-1) fees
Class 1	11,045	67,288
Accounting services fees	13,086	13,222
Audit fees	10,709	10,884
Legal fees	8,530	8,539
Administration fees	7,677	9,414
Trustees’ fees and expenses	6,241	6,241
Compliance officer fees	4,922	7,542
Custodian fees	2,948	3,027
Printing and postage expenses	2,437	7,377
Transfer agent fees	1,583	4,765
Insurance expense	1,336	1,538
Other expenses	2,398	2,417
TOTAL EXPENSES	117,090	411,405
Less: Fees waived/reimbursed by the advisor	(28,770)	—
NET EXPENSES	88,320	411,405

NET INVESTMENT INCOME (LOSS)	75,042	(57,021)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(484,100)	(1,869,435)
Net change in unrealized appreciation on investments	76,910	7,439,396
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(407,190)	5,569,961

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(332,148)	$5,512,940

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$75,042	$136,643
Net realized loss from security transactions	(484,100)	(103,071)
Net change in unrealized appreciation (depreciation) on investments	76,910	(1,177,762)
Net decrease in net assets resulting from operations	(332,148)	(1,144,190)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(75,438)	(143,414)
Total distributions to shareholders	(75,438)	(143,414)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	66,954	223,003
Reinvestment of distributions
Class 1	75,438	143,414
Payments for shares redeemed
Class 1	(410,849)	(1,624,174)
Net decrease in net assets resulting from shares of beneficial interest	(268,457)	(1,257,757)

TOTAL DECREASE IN NET ASSETS	(676,043)	(2,545,361)

NET ASSETS
Beginning of Period	9,276,933	11,822,294
End of Period	$8,600,890	$9,276,933

SHARE ACTIVITY
Class 1:
Shares Sold	4,739	13,869
Shares Reinvested	5,401	9,505
Shares Redeemed	(28,552)	(102,675)
Net decrease in shares of beneficial interest outstanding	(18,412)	(79,301)

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(57,021)	$(219,116)
Net realized loss from security transactions	(1,869,435)	(8,347,311)
Net change in unrealized appreciation (depreciation) on investments	7,439,396	(7,909,627)
Net increase (decrease) in net assets resulting from operations	5,512,940	(16,476,054)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class 1	—	(11,213,277)
Total distributions to shareholders	—	(11,213,277)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	55,416	516,041
Reinvestment of distributions
Class 1	—	11,213,277
Payments for shares redeemed
Class 1	(2,350,066)	(7,722,327)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(2,294,650)	4,006,991

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,218,290	(23,682,340)

NET ASSETS
Beginning of Period	53,204,309	76,886,649
End of Period	$56,422,599	$53,204,309

SHARE ACTIVITY
Class 1:
Shares Sold	2,552	19,146
Shares Reinvested	—	521,548
Shares Redeemed	(110,855)	(277,345)
Net increase (decrease) in shares of beneficial interest outstanding	(108,303)	263,349

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	June 30, 2023		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019		December 31, 2018
Net asset value, beginning of period	$14.79		$16.74	$13.01	$14.90	$15.56		$17.29
Activity from investment operations:
Net investment income (1)	0.12		0.21	0.22	0.17	0.26		0.41
Net realized and unrealized gain (loss) on investments	(0.66)		(1.94)	3.70	(1.35)	(0.71)		(1.78)
Total from investment operations	(0.54)		(1.73)	3.92	(1.18)	(0.45)		(1.37)
Less distributions from:
Net investment income	(0.12)		(0.22)	(0.20)	(0.71)	(0.21)		(0.30)
Net realized gains	—		—	—	—	—		(0.06)
Total distributions	(0.12)		(0.22)	(0.20)	(0.71)	(0.21)		(0.36)
Net asset value, end of period	$14.13		$14.79	$16.74	$13.01	$14.90		$15.56
Total return (2)	(3.62	)% (7)	(10.35)%	30.30%	(7.25)%	(2.84)%		(8.02)%
Net assets, at end of period (000s)	$8,601		$9,277	$11,822	$10,054	$22,785		$31,865
Ratio of gross expenses to average net assets before waiver (3,6)	2.65	% (8)	2.54%	2.33%	2.38%	1.74%		1.80%
Ratio of net expenses to average net assets after waiver (3,6)	2.00	% (8)	2.00%	2.00%	2.02%	1.53	% (5)	1.25%
Ratio of net investment income to average net assets before waivers (3,4,6)	1.05	% (8)	0.79%	1.12%	0.98%	1.54%		1.96%
Ratio of net investment income to average net assets after waivers (3,4,6)	1.70	% (8)	1.33%	1.45%	1.34%	1.75%		2.51%
Portfolio Turnover Rate	100	% (7)	183%	180%	303%	495%		322%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Effective June 1, 2019, the Advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.

(6)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.65	% (8)	2.54%	2.33%	2.36%	1.74%	1.80%
Net expenses to average net assets	2.00	% (8)	2.00%	2.00%	2.00%	1.53%	1.25%
Net investment income to average net assets before waivers	1.05	% (8)	0.79%	1.12%	1.00%	1.54%	1.96%
Net investment income to average net assets after waivers	1.70	% (8)	1.33%	1.45%	1.36%	1.75%	2.51%

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	June 30, 2023		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019		December 31, 2018
Net asset value, beginning of period	$20.44		$32.87	$25.35	$28.15	$26.30		$33.82
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.10)	(0.10)	(0.05)	0.04		0.25
Net realized and unrealized gain (loss) on investments	2.20		(7.05)	7.62	(0.54)	2.03		(2.02)
Total from investment operations	2.18		(7.15)	7.52	(0.59)	2.07		(1.77)
Less distributions from:
Net investment income	—		—	—	(0.04)	(0.22)		(0.11)
Net realized gains	—		(5.28)	—	(2.17)	—		(5.64)
Total distributions	—		(5.28)	—	(2.21)	(0.22)		(5.75)
Net asset value, end of period	$22.62		$20.44	$32.87	$25.35	$28.15		$26.30
Total return	10.67	% (6)	(22.56)%	29.66%	(1.20)%	7.87	% (2)	(2.66	)% (2)
Net assets, at end of period (000s)	$56,423		$53,204	$76,887	$64,139	$75,088		$77,657
Ratio of gross expenses to average net assets before waiver (3)	1.53	% (7)	1.62%	1.53%	1.57%	1.49%		1.50%
Ratio of net expenses to average net assets after waiver (3)	1.53	% (7)	1.62%	1.53%	1.57%	1.31	% (5)	1.15%
Ratio of net investment income (loss) to average net assets before waivers (3,4)	(0.21	)% (7)	(0.36)%	(0.33)%	(0.20)%	(0.04)%		0.40%
Ratio of net investment income (loss) to average net assets after waivers (3,4)	(0.21	)% (7)	(0.36)%	(0.33)%	(0.20)%	0.13%		0.75%
Portfolio Turnover Rate	79	% (6)	308%	287%	477%	526%		458%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Effective June 1, 2019, the advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

The Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts own approximately 92% of the shares offered by the Donoghue Forlines Dividend VIT Fund, and 100% of the shares offered by the Donoghue Forlines Momentum VIT Fund.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of June 30, 2023 Class 2 shares of the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective
Donoghue Forlines Dividend VIT Fund	Total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.
Donoghue Forlines Momentum VIT Fund	Capital growth with a secondary objective of generating income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller- sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

value provided by the independent pricing service reflects fair value of the Fund’s holding. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for the Funds’ investments measured at fair value:

Donoghue Forlines Dividend VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$4,452,435	$—	$—	$4,452,435
Exchange Traded Funds	4,059,200	—	—	4,059,200
Money Market Fund	182,044	—	—	182,044
Collateral for Securities Loaned	2,826,659	—	—	2,826,659
Total	$11,520,338	$—	$—	$11,520,338

Donoghue Forlines Momentum VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$55,675,816	$—	$—	$55,675,816
Money Market Fund	802,033	—	—	802,033
Collateral for Securities Loaned	14,199,135	—	—	14,199,135
Total	$70,676,984	$—	$—	$70,676,984

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”) . An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Funds’ performance.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Donoghue Forlines Dividend VIT Fund	Quarterly	Annually
Donoghue Forlines Momentum VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax- basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2020 to December 31, 2021, or expected to be taken in the Funds’ December 31, 2023 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Donoghue Forlines Dividend VIT Fund	$8,776,770	$9,000,816
Donoghue Forlines Momentum VIT Fund	$42,490,427	$45,083,124

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

For the six months ended June 30, 2023, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Donoghue Forlines Dividend VIT Fund	$44,178
Donoghue Forlines Momentum VIT Fund	269,151

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2024 for the Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements: (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.00% and 2.50%, of each Fund’s average daily net assets for Class 1 and Class 2 shares, respectively.

During the six months ended June 30, 2023, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fees Waived by
Fund	the Advisor
Donoghue Forlines Dividend VIT Fund	$28,770

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through December 31 of the years indicated:

	Recapture through	Recapture through	Recapture through
Fund	December 31, 2023	December 31, 2024	December 31, 2025	Total
Donoghue Forlines Dividend VIT Fund	$40,282	$36,686	$55,764	$132,732
Donoghue Forlines Momentum VIT Fund	$—	$—	$—	$—

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

For the six months ended June 30, 2023, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1
Donoghue Forlines Dividend VIT Fund	$11,045
Donoghue Forlines Momentum VIT Fund	67,288

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2023, there were no underwriting commissions paid for sales of Class 1 or Class 2 shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with US Bank, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2023:

				Gross Amounts Not Offset in the Statement of Assets &
				Liabilities *
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements	Financial	Pledged
	of Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Donoghue Forlines Dividend VIT Fund
Description:
Securities Loaned	$2,763,850	$—	$2,763,850	$—	$2,763,850	$—
Total	$2,763,850	$—	$2,763,850	$—	$2,763,850	$—

Donoghue Forlines Momentum VIT Fund
Description:
Securities Loaned	$14,046,143	$—	$14,046,143	$—	$14,046,143	$—
Total	$14,046,143	$—	$14,046,143	$—	$14,046,143	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

The following table breaks out the holdings received as collateral as of June 30, 2023:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Dividend VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$2,826,659

Donoghue Forlines Momentum VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$14,199,135

The fair value of the securities loaned for Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund totaled $2,763,850, and $14,046,143 at June 30, 2023, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $2,826,659 and $14,199,135 for the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund at June 30, 2023, respectively. This amount is offset by a liability recorded as “Securities lending Collateral.”

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2023, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Donoghue Forlines Dividend VIT Fund	$11,653,645	$167,545	$(300,852)	$(133,307)
Donoghue Forlines Momentum VIT Fund	$66,027,791	$5,626,210	$(977,017)	$4,649,193

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal years ended December 31, 2022 and December 31, 2021 was as follows:

For the period ended December 31, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Donoghue Forlines Dividend Index VIT Fund	$143,414	$—	$—	$143,414
Donoghue Forlines Momentum Index VIT Fund	11,202,011	11,266	—	11,213,277

For the period ended December 31, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Donoghue Forlines Dividend Index VIT Fund	$138,454	$—	$—	$138,454
Donoghue Forlines Momentum Index VIT Fund	—	—	—	—

As of December 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Dividend Index VIT Fund	$96,160	$—	$(112,840)	$(5,210,707)	$—	$(210,217)	$(5,437,604)
Donoghue Forlines Momentum Index VIT Fund	—	—	(1,475,053)	(6,867,630)	—	(2,790,203)	(11,132,886)

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Donoghue Forlines Dividend Index VIT Fund	$112,840
Donoghue Forlines Momentum Index VIT Fund	$1,475,053

At December 31, 2022, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Utilized
Donoghue Forlines Dividend Index VIT Fund	$4,200,381	$1,010,326	$5,210,707	$110,834
Donoghue Forlines Momentum Index VIT Fund	6,867,630	—	6,867,630	—

Permanent book and tax differences, primarily attributable to tax adjustments for net operating losses, and distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2022, as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Donoghue Forlines Dividend Index VIT Fund	$—	$—
Donoghue Forlines Momentum Index VIT Fund	(233,856)	233,856

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Advisor.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Donoghue Forlines Dividend VIT Fund	92.08%
Jefferson National Life Insurance Co.	Donoghue Forlines Momentum VIT Fund	100.00%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines VIT Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of one or both of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Funds’ expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)
	Fund’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
	Ratio	1/1/23	6/30/23	Period*	6/30/23	Period
Donoghue Forlines Dividend	2.00%	$1,000.00	$963.80	$9.74	$1,014.88	$9.99
VIT Fund Class 1
Donoghue Forlines Momentum	1.53%	$1,000.00	$1,106.70	$7.99	$1,017.21	$7.65
VIT Fund Class 1

*	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Donoghue Forlines VIT Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Donoghue Forlines LLC
One International Place, Suite 310
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DONOGHUEVIT-SAR23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/1/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/1/23

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/1/23